EQUITY	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	EQUITY Reverse Stock Split

On May 2, 2015, the Company’s Board of Directors and stockholders approved a 1-for-150 reverse stock split of the Company’s authorized and issued and outstanding common stock. The reverse stock split became effective on June 10, 2015. Upon the effectiveness of the reverse stock split, (i) every one hundred and fifty shares of outstanding common stock was combined into one share of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally decreased, (iii) the exercise price of each outstanding warrant or option to purchase common stock was proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding was proportionately reduced.

Unless otherwise indicated, all of the share numbers, share prices and exercise prices in these consolidated financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-150 reverse stock split.

Private Placement of Common Stock

During the first quarter of 2015 under the Lincoln Park Capital Fund LLC financing arrangement the Company sold 256,305 common shares and issued 3,290 common shares as a commitment fee for a total of $2,819. $14,506 funding remains available under the financing arrangement as of June 30, 2015.

Series D Preferred Stock

During the first quarter of 2015, 549 shares of Series D preferred stock were converted to 122,073 common shares, and 2,045 shares of common stock were issued as a dividend due upon conversion. Also, 7,819 shares of common stock were issued as a quarterly dividend.

During the second quarter of 2015, 400 shares of Series D preferred stock were converted to 88,889 common shares. Also, 3,620 shares of common stock were issued as a quarterly dividend.

Series E Preferred Stock

During the first quarter of 2015, 3,278 shares of Series E preferred stock were sold for $2,950. Also during the first quarter of 2015, 500 shares of Series E preferred stock were converted to 41,667 common shares, and 15,835 shares of common stock were issued as a dividend due upon conversion. Also, 5,904 shares of common stock were issued as a quarterly dividend.

During the second quarter of 2015, 444 shares of Series E preferred stock were sold for $400. Also, 25,850 shares of common stock were issued as a quarterly dividend.

On April 2, 2015 the Company amended the Series E preferred Stock Certificate of Designation for the following:

⋅	Increased the number of authorized shares from 7,779 to 13,335.
⋅	Reduced the conversion price from $12.00 to $7.50.
⋅	Issued 200,000 Company restricted common shares to existing investors as of April 2, 2015.

Subsequent to June 30, 2015, the Company issued 1,400 shares of its Series E Convertible Preferred Stock (”Series E Preferred Stock”) for gross proceeds of $1,260.

On July 9, 2015, the Company filed a Second Amended and Restated Certificate of Designation to its Series E Convertible Preferred Stock to, among other things, provide for cash redemption of the Series E Preferred Stock at the Company’s discretion and a further extension of any downward adjustment in the conversion price until January 8, 2016.

Series G Preferred Stock

On April 23, 2015, the Company filed a Certificate of Designations of Preferences, Rights and Limitations of the Series G Preferred Stock (“Certificate of Designation”) with the Secretary of State of the State of Nevada. On April 23, 2015, the Company, entered into a Stock Purchase Agreement (“SPA”) with Discover Growth Fund, a Cayman Islands exempted mutual fund (“Discover”), pursuant to which the Company sold and issued 1,087 shares of the Company’s newly designated Series G Preferred Stock (“Series G Preferred Stock”) for gross proceeds of $5,000 and an 8% original issue discount.

On July 9, 2015, the Company entered into an Amended and Restated Securities Purchase Agreement (the “Series G SPA”) with Discover for the sale of 435 shares of the Company’s Series G Preferred Stock and an additional 100 shares of Series G Preferred Stock as a fee (collectively, the “Shares”) in a registered direct offering (the “Offering”), subject to customary closing conditions for proceeds of $2,000.

The Series G Preferred Stock has a fixed conversion price of $9.00 and has no specific voting rights.